Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 17, 2017	Jun. 30, 2016
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	IP
Entity Registrant Name	INTERNATIONAL PAPER CO /NEW/
Entity Central Index Key	0000051434
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		411,255,197
Entity Public Float			$ 17,330,052,160